Financing receivables - Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 49		¥ 94
Allowance by impairment methodology, Evaluated collectively	941		867
Total allowance for credit losses	990	¥ 903	961	¥ 661	¥ 806	¥ 848
Loans by impairment methodology, Evaluated individually	617,347		563,470
Loans by impairment methodology, Evaluated collectively	701,244		582,491
Total loans	1,318,591		1,145,961
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	0		3
Allowance by impairment methodology, Evaluated collectively	835		736
Total allowance for credit losses	835	739	739	539	678	678
Loans by impairment methodology, Evaluated individually	6,498		4,929
Loans by impairment methodology, Evaluated collectively	353,171		319,574
Total loans	359,669		324,503
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	42		84
Allowance by impairment methodology, Evaluated collectively	105		58
Total allowance for credit losses	147	¥ 155	142	¥ 52	¥ 58	¥ 87
Loans by impairment methodology, Evaluated individually	159,347		172,259
Loans by impairment methodology, Evaluated collectively	338,112		252,986
Total loans	¥ 497,459		¥ 425,245
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses
Loans by impairment methodology, Evaluated individually	¥ 13,709		¥ 16,995
Loans by impairment methodology, Evaluated collectively
Total loans	¥ 13,709		¥ 16,995
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	7		7
Allowance by impairment methodology, Evaluated collectively	1		72
Total allowance for credit losses	8	¥ 8	79	¥ 69	¥ 69	¥ 82
Loans by impairment methodology, Evaluated individually	437,793		369,113
Loans by impairment methodology, Evaluated collectively	9,200		8,001
Total loans	¥ 446,993		¥ 377,114
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	¥ 0		¥ 1
Total allowance for credit losses	¥ 0	¥ 1	1	¥ 1	¥ 1	¥ 1
Loans by impairment methodology, Evaluated individually			174
Loans by impairment methodology, Evaluated collectively	¥ 761		1,930
Total loans	¥ 761		¥ 2,104